Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	BANCO SANTANDER-CHILE
Trading Symbol	BSAC
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	188,446,126,794
Amendment Flag	false
Entity Central Index Key	0001027552
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	1-14554
Contact Personnel Name	SANTANDER-CHILE BANK
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Bandera 140
Entity Address, Address Line Two	20th floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Title of 12(b) Security	Shares of Common Stock, without par value
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1364
Auditor Name	PricewaterhouseCoopers Consultores Auditores SpA
Auditor Location	Santiago, Chile
Document Shell Company Report	false
Entity Address, Postal Zip Code	011
Business Contact
Document Information Line Items
Contact Personnel Name	Robert Moreno Heimlich
Entity Address, Address Line One	Bandera 140
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Local Phone Number	2320-8284
Contact Personnel Fax Number	696-1679
Contact Personnel Email Address	robert.moreno@santander.cl
City Area Code	562
Entity Address, Postal Zip Code	011